RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES (Details) - USD ($)	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES (Details) [Line Items]
Trust Management Fee, Percentage Fee	0.40%	0.40%
Legal [Member]
RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES (Details) [Line Items]
Administrative Fees Expense	$ 100,000	$ 100,000